Note 9 - Convertible Notes Payable and Credit Facility (Details) - Convertible Notes Payable (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 19, 2013	Aug. 30, 2013	Dec. 31, 2012
Note 9 - Convertible Notes Payable and Credit Facility (Details) - Convertible Notes Payable [Line Items]
Convertible notes payable	$ 940,000	$ 650,000
Less: Derivative liability	(165,901)	(243,889)
Less: Relative fair value of warrants	(200,795)	(53,623)
Accreted interest	106,286	21,889
Accrued interest	2,436	6,288			76,438
Convertible notes payable, net	715,198	442,084	250,000	200,000
Less current portion	(70,000)	(60,000)
	645,198	382,084
Financial Advisory Services Fees [Member]
Note 9 - Convertible Notes Payable and Credit Facility (Details) - Convertible Notes Payable [Line Items]
Convertible notes payable	70,000	60,000
Less: Derivative liability	$ (250,615)	$ (243,889)